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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	7/31/15

Item 1. Schedule of Investments.

Invesco American Value Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	VK-AMVA-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.80%

Aerospace & Defense–2.41%

Textron Inc.	1,276,103	$55,765,701

Air Freight & Logistics–0.83%

UTi Worldwide, Inc. (b)	2,292,016	19,252,934

Alternative Carriers–2.02%

Level 3 Communications, Inc. (b)	922,917	46,607,308

Apparel Retail–1.59%

Ascena Retail Group, Inc. (b)	2,929,587	36,678,429

Apparel, Accessories & Luxury Goods–1.92%

Fossil Group, Inc. (b)	643,668	44,252,175

Application Software–5.35%

Cadence Design Systems, Inc. (b)	2,243,336	47,042,756
Citrix Systems, Inc. (b)	1,010,507	76,404,434
		123,447,190

Asset Management & Custody Banks–4.10%

American Capital Ltd. (b)	2,993,834	39,249,164
Northern Trust Corp.	723,216	55,318,792
		94,567,956

Auto Parts & Equipment–4.80%

Dana Holding Corp.	2,262,381	41,989,791
Johnson Controls, Inc.	1,510,230	68,806,079
		110,795,870

Broadcasting–1.85%

TEGNA Inc.	1,468,187	42,768,287

Building Products–5.11%

Masco Corp.	1,980,719	52,271,175
Owens Corning	1,468,025	65,840,921
		118,112,096

Communications Equipment–2.55%

Ciena Corp. (b)	2,317,755	58,986,865

Construction Materials–1.10%

Eagle Materials Inc.	328,281	25,323,596

Diversified Banks–2.33%

Comerica Inc.	1,133,639	53,768,498

Diversified Chemicals–2.26%

Eastman Chemical Co.	665,901	52,206,638

Education Services–1.25%

DeVry Education Group Inc.	953,601	28,970,398

Electric Utilities–1.89%

Edison International	727,052	43,630,391

	Shares	Value

Environmental & Facilities Services–1.84%

Clean Harbors, Inc. (b)	856,617	$42,419,674

Health Care Facilities–7.15%

Brookdale Senior Living Inc. (b)	1,297,649	42,991,111
HealthSouth Corp.	1,353,421	61,851,340
Universal Health Services, Inc. -Class B	415,403	60,328,978
		165,171,429

Heavy Electrical Equipment–2.46%

Babcock & Wilcox Enterprises, Inc. (b)	1,054,218	20,789,169
BWX Technologies, Inc.	1,469,697	36,095,758
		56,884,927

Industrial Machinery–3.93%

Ingersoll-Rand PLC	783,473	48,105,245
Pentair PLC (United Kingdom)	701,014	42,628,662
		90,733,907

Insurance Brokers–5.07%

Arthur J. Gallagher & Co.	773,481	36,686,204
Marsh & McLennan Cos., Inc.	594,816	34,463,639
Willis Group Holdings PLC	990,143	46,031,748
		117,181,591

Investment Banking & Brokerage–2.45%

Stifel Financial Corp. (b)	1,030,506	56,626,305

IT Consulting & Other Services–2.08%

Teradata Corp. (b)	1,291,907	47,942,669

Life Sciences Tools & Services–2.14%

PerkinElmer, Inc.	935,248	49,493,324

Multi-Utilities–0.71%

CenterPoint Energy, Inc.	853,358	16,503,944

Oil & Gas Equipment & Services–3.90%

Amec Foster Wheeler PLC (United Kingdom)	3,182,593	40,753,485
Amec Foster Wheeler PLC -ADR (United Kingdom)	143,068	1,818,394
Baker Hughes Inc.	816,704	47,491,338
		90,063,217

Oil & Gas Storage & Transportation–2.06%

Williams Cos., Inc. (The)	905,424	47,516,652

Packaged Foods & Meats–2.72%

ConAgra Foods, Inc.	1,426,832	62,866,218

Property & Casualty Insurance–3.68%

ACE Ltd.	212,175	23,078,275
FNF Group	1,583,684	61,906,207
		84,984,482

Real Estate Operating Companies–2.83%

Forest City Enterprises, Inc. -Class A (b)	2,798,500	65,344,975

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Regional Banks–6.15%

BB&T Corp.	1,310,396	$52,769,647
Wintrust Financial Corp.	1,002,253	54,041,482
Zions Bancorp.	1,131,285	35,284,779
		142,095,908

Specialty Chemicals–2.09%

W.R. Grace & Co. (b)	478,376	48,282,490

Technology Hardware, Storage & Peripherals–2.67%

Diebold, Inc.	801,520	27,291,756
NetApp, Inc.	1,102,610	34,346,301
		61,638,057

Trucking–0.51%

Swift Transportation Co. (b)	492,317	11,726,991
Total Common Stocks & Other Equity Interests (Cost $1,873,570,937)		2,212,611,092

	Shares	Value

Money Market Funds–3.80%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	43,850,806	$43,850,806
Premier Portfolio –Institutional Class, 0.07% (c)	43,850,806	43,850,806
Total Money Market Funds (Cost $87,701,612)		87,701,612
TOTAL INVESTMENTS–99.60% (Cost $1,961,272,549)		2,300,312,704
OTHER ASSETS LESS LIABILITIES–0.40%		9,138,737
NET ASSETS–100.00%		$2,309,451,441

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,300,312,704	$—	$—	$2,300,312,704
Forward Foreign Currency Contracts*	—	(148,534)	—	(148,534)
Total Investments	$2,300,312,704	$(148,534)	$—	$2,300,164,170
*	Unrealized appreciation (depreciation).

Invesco American Value Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/28/15	Bank of New York Mellon (The)	GBP	9,937,449	USD	15,440,808	$15,515,547	$(74,739)
08/28/15	State Street Bank and Trust Co.	GBP	9,937,521	USD	15,441,864	15,515,659	(73,795)
Total Forward Foreign Currency Contracts – Currency Risk							$(148,534)

Currency Abbreviations:
GBP — British Pound Sterling
USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $115,920,563 and $87,610,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$437,640,611
Aggregate unrealized (depreciation) of investment securities	(99,279,040)
Net unrealized appreciation of investment securities	$338,361,571
Cost of investments for tax purposes is $1,961,951,133.

Invesco American Value Fund

Invesco Comstock Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	VK-COM-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.18%

Aerospace & Defense–1.73%

Honeywell International Inc.	794,256	$83,436,593
Textron Inc.	3,466,768	151,497,761
		234,934,354

Aluminum–0.53%

Alcoa Inc.	7,345,626	72,501,329

Apparel, Accessories & Luxury Goods–0.31%

Fossil Group, Inc. (b)	616,040	42,352,750

Application Software–1.62%

Autodesk, Inc. (b)	786,182	39,765,085
Citrix Systems, Inc. (b)	2,386,783	180,464,663
		220,229,748

Asset Management & Custody Banks–3.21%

Bank of New York Mellon Corp. (The)	4,873,398	211,505,473
State Street Corp.	2,941,448	225,197,259
		436,702,732

Auto Parts & Equipment–1.75%

Johnson Controls, Inc.	5,220,369	237,840,012

Automobile Manufacturers–1.57%

General Motors Co.	6,753,231	212,794,309

Broadcasting–0.44%

CBS Corp. -Class B	1,118,994	59,832,609

Cable & Satellite–3.06%

Comcast Corp. -Class A	3,418,417	213,343,405
Time Warner Cable Inc.	1,066,465	202,639,015
		415,982,420

Communications Equipment–1.97%

Cisco Systems, Inc.	9,432,017	268,057,923

Consumer Finance–0.69%

Ally Financial Inc. (b)	4,140,863	94,287,450

Data Processing & Outsourced Services–1.05%

PayPal Holdings, Inc. (b)	3,676,546	142,282,330

Department Stores–1.43%

Kohl’s Corp.	3,161,737	193,877,713

Diversified Banks–13.97%

Bank of America Corp.	20,715,532	370,393,712
Citigroup Inc.	12,013,581	702,313,945
JPMorgan Chase & Co.	7,356,197	504,120,181
U.S. Bancorp	1,194,277	53,993,263
Wells Fargo & Co.	4,649,637	269,074,493
		1,899,895,594

	Shares	Value

Drug Retail–0.49%

CVS Health Corp.	594,373	$66,849,131

Electric Utilities–0.42%

FirstEnergy Corp.	1,690,018	57,393,011

Electrical Components & Equipment–1.19%

Emerson Electric Co.	3,124,184	161,676,522

Electronic Components–0.61%

Corning Inc.	4,460,740	83,326,623

General Merchandise Stores–1.11%

Target Corp.	1,851,726	151,563,773

Health Care Equipment–0.70%

Medtronic PLC	1,220,399	95,667,078

Health Care Services–0.84%

Express Scripts Holding Co. (b)	1,273,074	114,665,775

Hotels, Resorts & Cruise Lines–2.65%

Carnival Corp.	6,751,227	359,772,887

Housewares & Specialties–0.79%

Newell Rubbermaid Inc.	2,486,142	107,600,226

Hypermarkets & Super Centers–0.61%

Wal-Mart Stores, Inc.	1,143,963	82,342,457

Industrial Conglomerates–2.46%

General Electric Co.	12,805,732	334,229,605

Industrial Machinery–0.77%

Ingersoll-Rand PLC	1,708,109	104,877,893

Integrated Oil & Gas–7.35%

BP PLC -ADR (United Kingdom)	6,159,304	227,709,469
Chevron Corp.	1,400,140	123,884,387
Occidental Petroleum Corp.	1,595,478	112,002,556
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,480,720	257,551,785
Suncor Energy, Inc. (Canada)	9,892,274	278,566,436
		999,714,633

Integrated Telecommunication Services–0.62%

Frontier Communications Corp.	17,724,227	83,658,351

Internet Software & Services–1.20%

eBay Inc. (b)	3,676,546	103,384,473
Yahoo! Inc. (b)	1,639,073	60,104,807
		163,489,280

Investment Banking & Brokerage–2.69%

Goldman Sachs Group, Inc. (The)	669,883	137,372,907
Morgan Stanley	5,868,383	227,927,996
		365,300,903

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Life & Health Insurance–2.50%

Aflac, Inc.	2,147,985	$137,578,439
MetLife, Inc.	3,639,156	202,846,556
		340,424,995

Managed Health Care–0.97%

Anthem, Inc.	851,302	131,330,360

Movies & Entertainment–3.23%

Time Warner Inc.	1,046,034	92,092,833
Twenty-First Century Fox, Inc. -Class B	4,860,975	162,939,882
Viacom Inc. -Class B	3,232,420	184,247,940
		439,280,655

Multi-Utilities–0.55%

PG&E Corp.	1,421,213	74,627,895

Oil & Gas Drilling–0.46%

Noble Corp. PLC	5,238,978	62,605,787

Oil & Gas Equipment & Services–2.52%

Halliburton Co.	2,944,412	123,046,977
Weatherford International PLC (b)	20,497,223	218,910,342
		341,957,319

Oil & Gas Exploration & Production–2.81%

Devon Energy Corp.	2,617,609	129,362,237
Hess Corp.	1,211,495	71,490,320
Murphy Oil Corp.	3,176,677	104,163,239
QEP Resources Inc.	5,580,163	77,452,662
		382,468,458

Packaged Foods & Meats–2.53%

ConAgra Foods, Inc.	5,402,126	238,017,671
Mondelez International Inc. -Class A	2,360,708	106,538,752
		344,556,423

Paper Products–0.82%

International Paper Co.	2,331,810	111,623,745

Personal Products–0.45%

Unilever N.V. -New York Shares (United Kingdom)	1,350,925	60,561,968

Pharmaceuticals–8.92%

AbbVie Inc.	1,819,088	127,354,351
GlaxoSmithKline PLC -ADR (United Kingdom)	1,173,612	50,981,705
Merck & Co., Inc.	4,531,064	267,151,534
Novartis AG (Switzerland)	2,205,785	229,255,501
Pfizer Inc.	6,356,920	229,230,535
Roche Holding AG -ADR (Switzerland)	3,022,160	109,703,199
Sanofi -ADR (France)	3,685,736	198,992,887
		1,212,669,712

Property & Casualty Insurance–1.26%

Allstate Corp. (The)	2,474,452	170,613,465

	Shares	Value

Regional Banks–3.72%

Citizens Financial Group Inc.	3,622,855	$94,447,830
Fifth Third Bancorp	9,163,163	193,067,844
PNC Financial Services Group, Inc. (The)	2,227,534	218,699,288
		506,214,962

Semiconductors–0.87%

Intel Corp.	4,106,886	118,894,350

Soft Drinks–1.33%

Coca-Cola Co. (The)	4,388,946	180,297,902

Systems Software–2.81%

Microsoft Corp.	4,052,526	189,252,964
Symantec Corp.	8,459,558	192,370,349
		381,623,313

Technology Hardware, Storage & Peripherals–2.60%

Hewlett-Packard Co.	5,940,198	181,294,843
NetApp, Inc.	5,536,680	172,467,582
		353,762,425
Total Common Stocks & Other Equity Interests (Cost $10,583,238,032)		13,077,213,155

Money Market Funds–3.82%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	259,900,825	259,900,825
Premier Portfolio –Institutional Class, 0.07% (c)	259,900,824	259,900,824
Total Money Market Funds (Cost $519,801,649)		519,801,649
TOTAL INVESTMENTS–100.00% (Cost $11,103,039,681)		13,597,014,804
OTHER ASSETS LESS LIABILITIES–(0.00)%		(72,687)
NET ASSETS–100.00%		$13,596,942,117

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Comstock Fund

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$13,487,311,605	$109,703,199	$—	$13,597,014,804
Forward Foreign Currency Contracts*	—	9,754,730	—	9,754,730
Total Investments	$13,487,311,605	$119,457,929	$—	$13,606,769,534
*	Unrealized appreciation.

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/14/15	Barclays Bank PLC	EUR	75,021,632	USD	82,872,496	$82,405,316	$467,180
08/14/15	Canadian Imperial Bank Commerce	CAD	72,116,344	USD	56,588,468	55,120,039	1,468,429
08/14/15	Canadian Imperial Bank Commerce	CHF	65,304,243	USD	68,956,889	67,634,037	1,322,852
08/14/15	Canadian Imperial Bank Commerce	EUR	75,021,030	USD	82,871,606	82,404,655	466,951
08/14/15	Canadian Imperial Bank Commerce	GBP	39,941,743	USD	61,435,993	62,367,453	(931,460)
08/14/15	Deutsche Bank Securities Inc.	CAD	72,115,787	USD	56,587,587	55,119,614	1,467,973
08/14/15	Deutsche Bank Securities Inc.	CHF	65,304,244	USD	68,971,456	67,634,038	1,337,418
08/14/15	Deutsche Bank Securities Inc.	EUR	75,021,031	USD	82,871,607	82,404,656	466,951
08/14/15	Deutsche Bank Securities Inc.	GBP	39,941,741	USD	61,431,676	62,367,450	(935,774)
08/14/15	Goldman Sachs International	CAD	72,115,785	USD	56,580,482	55,119,612	1,460,870
08/14/15	Goldman Sachs International	CHF	65,304,244	USD	68,949,610	67,634,039	1,315,571
08/14/15	Goldman Sachs International	EUR	75,021,031	USD	82,850,676	82,404,656	446,020
08/14/15	Goldman Sachs International	GBP	39,942,312	USD	61,432,674	62,368,341	(935,667)
08/14/15	RBC Capital Markets Corp.	CAD	72,115,786	USD	56,607,708	55,119,613	1,488,095
08/14/15	RBC Capital Markets Corp.	CHF	65,347,532	USD	68,998,083	67,678,871	1,319,212
08/14/15	RBC Capital Markets Corp.	EUR	75,021,030	USD	82,877,607	82,404,654	472,953
08/14/15	RBC Capital Markets Corp.	GBP	39,941,742	USD	61,424,608	62,367,452	(942,844)
Total Forward Foreign Currency Contracts - Currency Risk							$9,754,730

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	USD	—	U.S. Dollar

EUR	—	Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $460,269,839 and $332,067,309, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,252,410,204
Aggregate unrealized (depreciation) of investment securities	(766,442,064)
Net unrealized appreciation of investment securities	$2,485,968,140

Cost of investments for tax purposes is $11,111,046,664.

Invesco Comstock Fund

Invesco Dividend Income Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	I-DIVI-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.35%

Aerospace & Defense–4.75%

General Dynamics Corp.	81,989	$12,225,380
Lockheed Martin Corp.	94,551	19,581,512
		31,806,892

Air Freight & Logistics–0.80%

United Parcel Service, Inc. -Class B	52,538	5,377,790

Asset Management & Custody Banks–3.42%

Federated Investors, Inc. -Class B	475,972	16,045,016
Waddell & Reed Financial, Inc. -Class A	151,743	6,814,778
		22,859,794

Auto Parts & Equipment–0.71%

Johnson Controls, Inc.	104,280	4,750,997

Department Stores–1.38%

Marks & Spencer Group PLC (United Kingdom)	1,087,046	9,234,569

Drug Retail–1.83%

Walgreens Boots Alliance, Inc.	126,916	12,263,893

Electric Utilities–10.13%

American Electric Power Co., Inc.	87,326	4,940,032
Duke Energy Corp.	192,528	14,289,428
Exelon Corp.	220,592	7,078,797
Pepco Holdings, Inc.	433,564	11,567,488
Pinnacle West Capital Corp.	229,904	14,187,376
Portland General Electric Co.	246,902	8,890,941
Xcel Energy, Inc.	197,715	6,854,779
		67,808,841

Food Distributors–1.71%

Sysco Corp.	315,745	11,464,701

Gas Utilities–3.64%

AGL Resources Inc.	253,423	12,184,578
WGL Holdings Inc.	217,618	12,164,846
		24,349,424

General Merchandise Stores–1.83%

Target Corp.	149,470	12,234,119

Heavy Electrical Equipment–1.18%

ABB Ltd. (Switzerland)	386,954	7,863,258

Household Products–2.88%

Kimberly-Clark Corp.	71,990	8,276,690
Procter & Gamble Co. (The)	143,655	11,018,339
		19,295,029

Integrated Oil & Gas–4.72%

Exxon Mobil Corp.	77,351	6,126,973

	Shares	Value

Integrated Oil & Gas–(continued)

Royal Dutch Shell PLC -Class B (United Kingdom)	247,789	$7,199,154
Suncor Energy, Inc. (Canada)	222,874	6,276,317
TOTAL S.A. (France)	241,921	11,975,420
		31,577,864

Integrated Telecommunication Services–7.80%

AT&T Inc.	446,319	15,505,122
CenturyLink Inc.	314,435	8,992,841
Deutsche Telekom AG (Germany)	500,216	9,036,597
Verizon Communications Inc.	398,397	18,640,996
		52,175,556

Multi-Utilities–9.39%

CMS Energy Corp.	293,383	10,051,302
Dominion Resources, Inc.	117,730	8,441,241
DTE Energy Co.	112,373	9,041,532
National Grid PLC (United Kingdom)	571,600	7,614,861
Public Service Enterprise Group Inc.	314,621	13,110,257
Sempra Energy	47,207	4,804,728
TECO Energy, Inc.	443,344	9,806,769
		62,870,690

Packaged Foods & Meats–9.63%

Campbell Soup Co.	402,647	19,854,523
General Mills, Inc.	368,746	21,464,705
Kraft Heinz Co. (The)	291,130	23,136,101
		64,455,329

Paper Packaging–2.12%

Avery Dennison Corp.	64,841	3,945,575
Sonoco Products Co.	248,774	10,269,391
		14,214,966

Pharmaceuticals–6.94%

Bristol-Myers Squibb Co.	149,427	9,808,388
Eli Lilly and Co.	198,948	16,813,095
Johnson & Johnson	120,746	12,099,957
Merck & Co., Inc.	131,376	7,745,929
		46,467,369

Property & Casualty Insurance–0.80%

Travelers Cos., Inc. (The)	50,182	5,325,314

Regional Banks–2.99%

Cullen/Frost Bankers, Inc.	130,640	9,464,868
M&T Bank Corp.	80,624	10,573,838
		20,038,706

Restaurants–3.99%

Darden Restaurants, Inc.	187,713	13,845,711
McDonald’s Corp.	128,420	12,824,021
		26,669,732

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Semiconductors–2.33%

Linear Technology Corp.	170,780	$7,001,980
Microchip Technology Inc.	200,989	8,610,369
		15,612,349

Soft Drinks–2.54%

Coca-Cola Co. (The)	414,493	17,027,372

Specialized REIT’s–1.33%

Plum Creek Timber Co., Inc.	217,008	8,897,328

Tobacco–4.51%

Altria Group, Inc.	340,111	18,495,236
Philip Morris International Inc.	136,378	11,664,410
		30,159,646
Total Common Stocks & Other Equity Interests (Cost $483,396,340)		624,801,528

	Shares	Value

Money Market Funds–6.78%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	22,686,545	$22,686,545
Premier Portfolio –Institutional Class, 0.07% (b)	22,686,546	22,686,546
Total Money Market Funds (Cost $45,373,091)		45,373,091
TOTAL INVESTMENTS–100.13% (Cost $528,769,431)		670,174,619
OTHER ASSETS LESS LIABILITIES–(0.13)%		(871,677)
NET ASSETS–100.00%		$669,302,942

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $52,923,859, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$670,174,619	$—	$—	$670,174,619
Forward Foreign Currency Contracts*	—	27,644	—	27,644
Total Investments	$670,174,619	$27,644	$—	$670,202,263

* Unrealized appreciation

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
09/18/15	Citigroup Global Markets Inc.	EUR	4,428,516	USD	4,880,579	$4,866,893	$13,686
09/18/15	Deutsche Bank Securities Inc.	EUR	4,652,431	USD	5,126,932	5,112,974	13,958
Total Forward Foreign Currency Contracts - Currency Risk							$27,644

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Invesco Dividend Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $31,007,899 and $27,972,217, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$148,742,255
Aggregate unrealized (depreciation) of investment securities	(7,340,177)
Net unrealized appreciation of investment securities	$141,402,078

Cost of investments for tax purposes is $528,772,541.

Invesco Dividend Income Fund

Invesco Energy Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	I-ENE-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.84%

Integrated Oil & Gas–26.00%

BP PLC -ADR (United Kingdom)	951,386	$35,172,741
Cenovus Energy Inc. (Canada)	1,436,338	20,926,924
Chevron Corp.	313,927	27,776,261
Exxon Mobil Corp.	379,788	30,083,008
Occidental Petroleum Corp.	710,476	49,875,415
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	640,955	36,842,093
Suncor Energy, Inc. (Canada)	1,700,161	47,877,948
		248,554,390

Oil & Gas Drilling–4.21%

Ensco PLC -Class A	1,167,856	19,363,053
Helmerich & Payne, Inc.	361,610	20,879,361
		40,242,414

Oil & Gas Equipment & Services–13.99%

Cameron International Corp. (b)	402,101	20,290,017
Core Laboratories N.V.	159,318	17,466,032
Halliburton Co.	281,679	11,771,365
Schlumberger Ltd.	453,026	37,519,613
Superior Energy Services, Inc.	518,042	8,806,714
Tidewater Inc.	643,732	12,572,086
Weatherford International PLC (b)	2,364,910	25,257,239
		133,683,066

Oil & Gas Exploration & Production–47.84%

Anadarko Petroleum Corp.	511,644	38,040,731
Apache Corp.	888,454	40,744,500
Cabot Oil & Gas Corp.	863,741	22,595,465
Canadian Natural Resources Ltd. (Canada)	1,493,107	36,431,720
Cobalt International Energy, Inc. (b)	3,721,892	28,695,787
Concho Resources Inc. (b)	319,816	34,079,593
Devon Energy Corp.	906,526	44,800,515
EOG Resources, Inc.	444,959	34,346,385
Hess Corp.	498,103	29,393,058
Marathon Oil Corp.	844,956	17,752,526
Noble Energy, Inc.	717,875	25,290,736
Oasis Petroleum Inc. (b)	1,638,741	15,781,076
PrairieSky Royalty Ltd. (Canada)	730,937	15,002,032
Range Resources Corp.	762,252	29,986,994
Tullow Oil PLC (United Kingdom)	5,265,395	20,218,982
Ultra Petroleum Corp. (b)	1,144,245	8,902,226
Whiting Petroleum Corp. (b)	745,382	15,272,877
		457,335,203

Oil & Gas Refining & Marketing–3.80%

Phillips 66	456,564	36,296,838
Total Common Stocks & Other Equity Interests (Cost $1,079,629,809)		916,111,911

	Shares	Value

Money Market Funds–4.72%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	22,573,896	$22,573,896
Premier Portfolio –Institutional Class, 0.07% (c)	22,573,897	22,573,897
Total Money Market Funds (Cost $45,147,793)		45,147,793
TOTAL INVESTMENTS–100.56% (Cost $1,124,777,602)		961,259,704
OTHER ASSETS LESS LIABILITIES–(0.56)%		(5,313,543)
NET ASSETS–100.00%		$955,946,161

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $79,349,389 and $82,304,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$95,540,344
Aggregate unrealized (depreciation) of investment securities	(264,639,834)
Net unrealized appreciation (depreciation) of investment securities	$(169,099,490)
Cost of investments for tax purposes is $1,130,359,194.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	I-GPM-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.37%

Brazil–1.42%

Yamana Gold Inc.	1,384,131	$2,712,897

Canada–69.79%

Agnico Eagle Mines Ltd.	400,593	8,865,123
Alamos Gold Inc. -Class A (a)	850,816	2,764,079
AuRico Metals Inc. (a)	374,104	148,704
B2Gold Corp. (a)	4,669,795	5,068,880
Barrick Gold Corp.	783,702	5,532,936
Belo Sun Mining Corp. (a)	9,002,717	1,204,308
Continental Gold Inc. (a)	3,731,389	8,214,646
Detour Gold Corp. (a)	1,211,965	11,756,487
Eldorado Gold Corp.	1,902,391	6,543,923
Franco-Nevada Corp.	263,025	10,676,217
Goldcorp, Inc.	606,120	8,049,274
Ivanhoe Mines Ltd. -Class A(a)	4,107,436	2,229,231
Ivanhoe Mines Ltd. -Wts. expiring 12/10/15(a)	2,088,713	7,983
Kinross Gold Corp. (a)	2,496,457	4,579,955
Lydian International, Ltd. (a)	4,805,606	1,469,380
New Gold Inc. (a)	2,642,430	5,837,504
Platinum Group Metals Ltd. (a)	9,520,375	2,801,823
Pretium Resources Inc. (a)	597,077	2,980,364
Primero Mining Corp. (a)	1,465,775	3,798,331
Rubicon Minerals Corp. (a)	5,778,395	4,947,105
Sandstorm Gold Ltd. (a)	762,808	1,941,714
SEMAFO Inc. (a)	1,581,685	3,445,805
Silver Wheaton Corp.	541,828	7,087,110
Torex Gold Resources Inc. (a)	14,208,407	12,164,360
True Gold Mining Inc. (a)	5,030,500	730,618
Turquoise Hill Resources Ltd. (a)	3,168,205	10,777,031
		133,622,891

Mali–4.46%

Randgold Resources Ltd. -ADR	141,535	8,544,468

Mexico–3.53%

Fresnillo PLC	669,629	6,765,631

South Africa–0.80%

Gold Fields Ltd. -ADR	555,522	1,533,240

United States–15.37%

Argonaut Gold, Inc. (a)	993,214	986,988
Boart Longyear Ltd. (a)	8,395,242	705,650
iShares® Gold Trust - ETF (a)	689,800	7,298,084
Newmont Mining Corp.	286,466	4,918,621
SPDR® Gold Trust - ETF (a)	86,100	9,034,473
Tahoe Resources Inc.	797,318	6,484,837
		29,428,653
Total Common Stocks & Other Equity Interests (Cost $309,544,776)		182,607,780

	Shares	Value

Money Market Funds–4.45%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	4,256,404	$4,256,404
Premier Portfolio –Institutional Class, 0.07% (b)	4,256,403	4,256,403
Total Money Market Funds (Cost $8,512,807)		8,512,807
TOTAL INVESTMENTS–99.82% (Cost $318,057,583)		191,120,587
OTHER ASSETS LESS LIABILITIES–0.18%		343,804
NET ASSETS–100.00%		$191,464,391

Investment Abbreviations:

ADR	—American Depositary Receipt

ETF	—Exchange-Traded Fund

SPDR	—Standard & Poor’s Depositary Receipt

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all of the securities in this fund were valued based on Level 1 inputs (see the Schedule of Investments for Security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $12,426,653 and $11,620,028, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,520,737
Aggregate unrealized (depreciation) of investment securities	(167,927,876)
Net unrealized appreciation (depreciation) of investment securities	$(153,407,139)
Cost of investments for tax purposes is $344,527,726.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	VK-MCG-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.48%

Aerospace & Defense–1.19%

B/E Aerospace, Inc.	282,879	$13,779,036
DigitalGlobe Inc. (b)	1,067,198	22,603,254
		36,382,290

Airlines–1.80%

Southwest Airlines Co.	692,103	25,054,129
United Continental Holdings Inc. (b)	532,111	30,005,739
		55,059,868

Apparel Retail–1.17%

L Brands, Inc.	441,796	35,661,773

Apparel, Accessories & Luxury Goods–1.77%

Under Armour, Inc. -Class A (b)	545,019	54,136,737

Application Software–3.59%

Cadence Design Systems, Inc. (b)	2,280,149	47,814,725
Mobileye N.V. (b)	652,095	39,190,909
SolarWinds, Inc. (b)	566,354	22,591,861
		109,597,495

Auto Parts & Equipment–1.27%

Delphi Automotive PLC (United Kingdom)	100,106	7,816,276
Gentherm Inc. (b)	616,781	31,042,588
		38,858,864

Automobile Manufacturers–1.11%

Tesla Motors, Inc. (b)	126,703	33,722,003

Automotive Retail–2.17%

Advance Auto Parts, Inc.	177,157	30,862,521
O’Reilly Automotive, Inc. (b)	147,710	35,496,190
		66,358,711

Biotechnology–4.96%

Alexion Pharmaceuticals, Inc. (b)	295,301	58,304,229
BioMarin Pharmaceutical Inc. (b)	355,950	52,064,807
Medivation Inc. (b)	388,874	40,960,098
		151,329,134

Building Products–3.63%

A.O. Smith Corp.	671,904	48,256,145
Lennox International Inc.	349,875	41,309,741
Owens Corning	472,770	21,203,735
		110,769,621

Communications Equipment–2.82%

Palo Alto Networks, Inc. (b)	463,095	86,056,944

	Shares	Value

Construction Machinery & Heavy Trucks–0.86%

WABCO Holdings Inc. (b)	211,820	$26,153,415

Consumer Electronics–2.16%

GoPro, Inc. -Class A (b)	370,766	23,024,569
Harman International Industries, Inc.	397,578	42,803,247
		65,827,816

Data Processing & Outsourced Services–0.90%

Alliance Data Systems Corp. (b)	100,042	27,515,552

Distillers & Vintners–2.01%

Constellation Brands, Inc. -Class A	511,926	61,441,359

Diversified REIT’s–1.01%

NorthStar Realty Finance Corp.	1,931,600	30,905,600

Diversified Support Services–1.23%

KAR Auction Services Inc.	962,100	37,454,553

Electronic Components–1.57%

Amphenol Corp. -Class A	850,813	47,994,361

Electronic Equipment & Instruments–0.50%

Cognex Corp.	336,400	15,228,828

Food Retail–1.10%

Kroger Co. (The)	856,954	33,626,875

General Merchandise Stores–1.60%

Burlington Stores, Inc. (b)	888,455	48,900,563

Health Care Equipment–2.74%

Boston Scientific Corp. (b)	2,328,532	40,376,745
Hologic, Inc. (b)	1,036,467	43,179,215
		83,555,960

Health Care Facilities–1.46%

Universal Health Services, Inc. -Class B	306,609	44,528,825

Health Care Services–1.30%

Team Health Holdings, Inc. (b)	590,821	39,827,244

Hotels, Resorts & Cruise Lines–1.38%

Royal Caribbean Cruises Ltd.	468,658	42,108,921

Household Appliances–0.83%

Whirlpool Corp.	141,870	25,214,555

Housewares & Specialties–1.46%

Jarden Corp. (b)	811,352	44,624,360

Industrial Conglomerates–1.46%

Carlisle Cos. Inc.	441,222	44,678,140

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Industrial Machinery–1.49%

Stanley Black & Decker Inc.	432,391	$45,612,927

Internet Retail–0.57%

Netflix Inc. (b)	152,068	17,382,893

Internet Software & Services–0.98%

LinkedIn Corp. -Class A (b)	147,152	29,910,116

Investment Banking & Brokerage–1.58%

E*TRADE Financial Corp. (b)	317,833	9,032,814
Lazard Ltd. -Class A	706,732	39,160,020
		48,192,834

IT Consulting & Other Services–0.76%

Gartner, Inc. (b)	262,509	23,250,422

Leisure Products–1.75%

Brunswick Corp.	1,008,866	53,560,696

Life Sciences Tools & Services–2.88%

Illumina, Inc. (b)	202,769	44,467,242
VWR Corp. (b)	1,626,517	43,574,390
		88,041,632

Metal & Glass Containers–0.83%

Berry Plastics Group Inc. (b)	781,140	25,433,918

Movies & Entertainment–1.45%

Cinemark Holdings, Inc.	1,117,829	44,109,532

Oil & Gas Exploration & Production–2.79%

Concho Resources Inc. (b)	349,963	37,292,057
Diamondback Energy Inc. (b)	301,334	20,279,778
EQT Corp.	267,243	20,537,625
Whiting Petroleum Corp. (b)	341,018	6,987,459
		85,096,919

Packaged Foods & Meats–0.55%

Mead Johnson Nutrition Co.	188,889	16,695,899

Pharmaceuticals–2.93%

Allergan PLC (b)	141,505	46,859,381
Pacira Pharmaceuticals, Inc. (b)	641,647	42,618,194
		89,477,575

Real Estate Services–1.59%

Realogy Holdings Corp. (b)	1,068,173	48,623,235

Regional Banks–1.24%

SVB Financial Group (b)	263,712	37,737,187

Research & Consulting Services–1.19%

IHS Inc. -Class A (b)	289,428	36,187,183

Semiconductor Equipment–1.54%

Applied Materials, Inc.	2,700,106	46,873,840

	Shares	Value

Semiconductors–4.81%

Cavium Inc. (b)	698,394	$ 47,351,113
NXP Semiconductors N.V. (Netherlands)(b)	710,670	68,927,883
Qorvo, Inc. (b)	528,771	30,642,280
		146,921,276

Soft Drinks–1.50%

Monster Beverage Corp. (b)	298,012	45,759,743

Specialized Finance–3.22%

Intercontinental Exchange, Inc.	201,427	45,933,413
McGraw Hill Financial, Inc.	513,138	52,211,792
		98,145,205

Specialized REIT’s–0.99%

Equinix, Inc.	108,200	30,178,062

Specialty Chemicals–2.12%

PPG Industries, Inc.	451,955	48,982,883
Valspar Corp. (The)	187,373	15,604,423
		64,587,306

Specialty Stores–3.48%

Signet Jewelers Ltd.	448,613	54,380,868
Tractor Supply Co.	561,830	51,980,512
		106,361,380

Systems Software–1.79%

ServiceNow, Inc. (b)	680,134	54,750,787

Technology Hardware, Storage & Peripherals–0.86%

Western Digital Corp.	304,007	26,162,842

Thrifts & Mortgage Finance–1.05%

MGIC Investment Corp. (b)	2,899,648	32,099,103

Trucking–0.73%

Old Dominion Freight Line, Inc. (b)	305,397	22,339,791

Wireless Telecommunication Services–1.76%

SBA Communications Corp. - Class A (b)	445,077	53,729,695
Total Common Stocks & Other Equity Interests (Cost $2,253,582,141)		2,914,742,365

Money Market Funds–5.38%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	82,117,465	82,117,465
Premier Portfolio –Institutional Class, 0.07% (c)	82,117,466	82,117,466
Total Money Market Funds (Cost $164,234,931)		164,234,931
TOTAL INVESTMENTS–100.86% (Cost $2,417,817,072)		3,078,977,296
OTHER ASSETS LESS LIABILITIES–(0.86)%		(26,247,313)
NET ASSETS–100.00%		$ 3,052,729,983

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Growth Fund

A.	Security Valuations –(continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $490,898,664 and $615,863,536, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$736,441,938
Aggregate unrealized (depreciation) of investment securities	(77,151,476)
Net unrealized appreciation of investment securities	$659,290,462
Cost of investments for tax purposes is $2,419,686,834.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	VK-SCV-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.79%

Advertising–2.40%

MDC Partners Inc. -Class A (b)	4,634,078	$81,698,795

Agricultural & Farm Machinery–0.88%

AGCO Corp.	544,341	29,944,198

Air Freight & Logistics–0.91%

UTi Worldwide, Inc. (c)	3,683,600	30,942,240

Apparel Retail–5.26%

Abercrombie & Fitch Co. -Class A	3,214,774	64,584,810
Chico’s FAS, Inc.	2,579,415	39,258,696
Guess?, Inc.	3,417,936	74,818,619
	178,662,125

Apparel, Accessories & Luxury Goods–0.40%

Quiksilver, Inc. (b)(c)	29,973,068	13,745,649

Asset Management & Custody Banks–1.22%

Virtus Investment Partners Inc.	77,500	9,366,650
Waddell & Reed Financial, Inc. -Class A	717,100	32,204,961
	41,571,611

Auto Parts & Equipment–5.03%

Dana Holding Corp.	4,053,435	75,231,754
Gentex Corp.	4,669,600	75,087,168
Modine Manufacturing Co. (c)	2,020,857	20,471,281
	170,790,203

Automobile Manufacturers–1.36%

Winnebago Industries, Inc. (b)	2,073,307	46,296,945

Building Products–2.89%

Owens Corning	1,583,094	71,001,766
Ply Gem Holdings Inc. (c)	1,893,367	27,359,153
	98,360,919

Construction & Engineering–3.47%

AECOM (c)	3,749,399	115,593,971
Aegion Corp. (c)	113,528	2,244,449
	117,838,420

Construction Machinery & Heavy Trucks–1.19%

WABCO Holdings Inc. (c)	327,500	40,436,425

Diversified Metals & Mining–0.55%

Globe Specialty Metals Inc.	1,203,948	18,588,957

Education Services–1.39%

DeVry Education Group Inc.	1,549,608	47,077,091

Electronic Components–3.48%

Belden Inc.	1,710,553	101,316,054

	Shares	Value

Electronic Components–(continued)

Vishay Intertechnology, Inc.	1,471,500	$16,892,820
		118,208,874

Electronic Equipment & Instruments–1.55%

FLIR Systems, Inc.	1,707,300	52,567,767

Electronic Manufacturing Services–2.43%

Flextronics International Ltd. (c)	6,718,000	73,965,180
KEMET Corp. (b)(c)	3,744,102	8,723,758
		82,688,938

Health Care Facilities–2.40%

Hanger, Inc. (b)(c)	3,764,321	81,459,906

Health Care Supplies–4.94%

Alere, Inc. (c)	3,452,495	167,825,782

Homebuilding–1.28%

Installed Building Products Inc. (b)(c)	1,598,044	43,418,856

Human Resource & Employment Services–6.10%

Kelly Services, Inc. -Class A (b)	1,990,114	29,732,303
Kforce Inc. (b)	1,837,298	42,937,654
ManpowerGroup Inc.	1,485,759	134,431,475
		207,101,432

Industrial Machinery–2.88%

Briggs & Stratton Corp.	1,799,400	33,252,912
Kennametal Inc.	2,036,900	64,549,361
		97,802,273

Investment Banking & Brokerage–8.34%

E*TRADE Financial Corp. (c)	4,809,200	136,677,464
LPL Financial Holdings, Inc.	3,113,553	146,804,024
		283,481,488

IT Consulting & Other Services–0.66%

Ciber, Inc. (b)(c)	6,751,300	22,346,803

Leisure Products–1.29%

Callaway Golf Co. (b)	4,771,038	43,702,708

Life & Health Insurance–1.30%

CNO Financial Group, Inc.	2,481,888	44,276,882

Movies & Entertainment–0.28%

SFX Entertainment, Inc. (c)	2,975,604	9,462,421

Oil & Gas Equipment & Services–2.39%

Forum Energy Technologies Inc. (c)	1,581,600	24,166,848
Weatherford International PLC (c)	5,354,400	57,184,992
		81,351,840

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Paper Packaging–0.11%

Sealed Air Corp.	67,373	$3,582,222

Personal Products–4.53%

Elizabeth Arden, Inc. (b)(c)	5,219,351	55,011,960
Nu Skin Enterprises, Inc. -Class A	2,496,683	98,993,481
		154,005,441

Property & Casualty Insurance–3.85%

AmTrust Financial Services, Inc.	1,880,200	130,692,702

Regional Banks–7.86%

First Horizon National Corp.	6,639,467	105,235,552
First Niagara Financial Group, Inc.	5,906,512	57,352,231
Zions Bancorp.	3,345,700	104,352,383
		266,940,166

Reinsurance–2.97%

Reinsurance Group of America, Inc.	412,494	39,813,921
Validus Holdings, Ltd.	1,320,400	61,200,540
		101,014,461

Research & Consulting Services–2.84%

FTI Consulting, Inc. (c)	80,218	3,282,520
Navigant Consulting, Inc. (c)	2,282,015	35,873,276
Resources Connection Inc. (b)	3,627,670	57,426,016
		96,581,812

Semiconductor Equipment–1.03%

Advanced Energy Industries, Inc. (c)	136,342	3,570,797
Brooks Automation, Inc.	2,665,784	28,124,021
Lam Research Corp.	41,517	3,191,412
		34,886,230

Semiconductors–2.92%

Lattice Semiconductor Corp. (c)	1,119,250	5,506,710
ON Semiconductor Corp. (c)	8,813,500	93,599,370
		99,106,080

Specialized Finance–0.10%

NASDAQ OMX Group, Inc. (The)	65,200	3,327,156

Specialty Chemicals–0.16%

OM Group, Inc.	163,200	5,529,216

Steel–3.81%

Allegheny Technologies, Inc.	2,682,500	57,190,900
Carpenter Technology Corp.	1,927,765	72,368,298
		129,559,198

Technology Distributors–0.23%

CDW Corp.	221,574	7,961,154

Trading Companies & Distributors–1.11%

MRC Global Inc. (c)	2,941,868	37,803,004
Total Common Stocks & Other Equity Interests (Cost $2,924,593,431)		3,322,638,390

	Shares	Value

Money Market Funds–2.23%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	37,875,594	$37,875,594
Premier Portfolio –Institutional Class, 0.07% (b)	37,875,593	37,875,593
Total Money Market Funds (Cost $75,751,187)		75,751,187
TOTAL INVESTMENTS–100.02% (Cost $3,000,344,618)		3,398,389,577
OTHER ASSETS LESS LIABILITIES–(0.02)%		(567,580)
NET ASSETS–100.00%		$3,397,821,997

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2015 was $526,501,353, which represented 15.50% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Value Fund

A.	Security Valuations –(continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Small Cap Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2015.

	Value 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/15	Interest / Dividend Income
Callaway Golf Co.	$46,183,648	$—	$—	$(2,480,940)	$—	$43,702,708	$47,710
Ciber, Inc.	23,832,089	—	—	(1,485,286)	—	22,346,803	—
Elizabeth Arden, Inc.	69,623,228	2,782,310	—	(17,393,578)	—	55,011,960	—
Hanger, Inc.	84,094,931	—	—	(2,635,025)	—	81,459,906	—
Installed Building Products Inc.	39,793,798	—	(8,658,043)	7,470,387	4,812,714	43,418,856	—
KEMET Corp.	16,174,521	—	—	(7,450,763)	—	8,723,758	—
Kelly Services, Inc. – Class A	30,408,050	2,028,481	—	(2,704,228)	—	29,732,303	92,595
Kforce Inc.	41,780,156	—	—	1,157,498	—	42,937,654	202,103
MDC Partners Inc. – Class A	19,932,786	71,479,490	—	(9,713,481)	—	81,698,795	—
Quiksilver, Inc.	49,755,293	—	—	(36,009,644)	—	13,745,649	—
Resources Connection Inc.	57,172,079	—	—	253,937	—	57,426,016	290,214
Winnebago Industries, Inc.	26,175,369	17,088,003	—	3,033,573	—	46,296,945	186,598
Total	$504,925,948	$93,378,284	$(8,658,043)	$(67,957,550)	$4,812,714	$526,501,353	$819,220

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $438,621,754 and $393,972,675, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$743,809,163
Aggregate unrealized (depreciation) of investment securities	(347,273,648)
Net unrealized appreciation of investment securities	$396,535,515

Cost of investments for tax purposes is $3,001,854,062.

Invesco Small Cap Value Fund

Invesco Technology Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	I-TEC-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.34%

Application Software–4.58%

Autodesk, Inc. (b)	61,790	$3,125,338
Monitise PLC (United Kingdom)(b)(c)	5,686,989	446,923
salesforce.com, inc. (b)	430,335	31,543,556
		35,115,817

Biotechnology–17.47%

Alexion Pharmaceuticals, Inc. (b)	48,395	9,555,109
Alkermes PLC (b)	424,376	29,714,807
Amgen Inc.	105,581	18,644,549
Biogen Inc. (b)	29,470	9,394,447
Celgene Corp. (b)	201,792	26,485,200
Gilead Sciences, Inc.	252,714	29,784,872
Vertex Pharmaceuticals Inc. (b)	76,572	10,337,220
		133,916,204

Broadcasting–0.86%

CBS Corp. -Class B	123,923	6,626,163

Cable & Satellite–3.24%

DISH Network Corp. -Class A (b)	321,616	20,779,610
Time Warner Cable Inc.	21,537	4,092,245
		24,871,855

Communications Equipment–4.19%

Cisco Systems, Inc.	807,410	22,946,592
Palo Alto Networks, Inc. (b)	49,503	9,199,143
		32,145,735

Consumer Electronics–4.02%

Harman International Industries, Inc.	181,987	19,592,720
Sony Corp. (Japan)	395,600	11,223,406
		30,816,126

Data Processing & Outsourced Services–5.78%

MasterCard, Inc. -Class A	268,617	26,163,296
Visa Inc. -Class A	240,480	18,117,763
		44,281,059

Fertilizers & Agricultural Chemicals–0.40%

Monsanto Co.	30,077	3,064,545

Health Care Equipment–1.54%

Medtronic PLC	150,822	11,822,937

Internet Retail–7.62%

Amazon.com, Inc. (b)	59,792	32,057,481
Netflix Inc. (b)	107,877	12,331,420
Priceline Group Inc. (The) (b)	11,255	13,996,380
		58,385,281

	Shares	Value

Internet Software & Services–15.04%

Alibaba Group Holding Ltd. -ADR (China)(b)	175,800	$13,772,172
Facebook Inc. -Class A (b)	410,642	38,604,454
Google Inc. -Class A (b)	58,058	38,173,135
Google Inc. -Class C (b)	21,338	13,349,266
LinkedIn Corp. -Class A (b)	56,337	11,451,059
		115,350,086

Investment Banking & Brokerage–1.30%

Charles Schwab Corp. (The)	285,483	9,957,647

Life Sciences Tools & Services–1.35%

Thermo Fisher Scientific, Inc.	74,360	10,375,451

Pharmaceuticals–5.76%

Allergan PLC (b)	95,445	31,606,612
Bristol-Myers Squibb Co.	190,849	12,527,328
		44,133,940

Semiconductor Equipment–0.93%

Lam Research Corp.	92,955	7,145,451

Semiconductors–8.88%

Avago Technologies Ltd. (Singapore)	156,148	19,540,361
NXP Semiconductors N.V. (Netherlands)(b)	264,979	25,700,313
ON Semiconductor Corp. (b)	516,367	5,483,817
Skyworks Solutions, Inc.	181,570	17,370,802
		68,095,293

Systems Software–6.42%

Check Point Software Technologies Ltd. (Israel)(b)	212,835	17,190,683
Oracle Corp.	186,712	7,457,277
ServiceNow, Inc. (b)	305,541	24,596,051
		49,244,011

Technology Hardware, Storage & Peripherals–9.00%

Apple Inc.	569,087	69,030,253

Wireless Telecommunication Services–0.96%

Sprint Corp. (b)	2,177,486	7,338,128
Total Common Stocks & Other Equity Interests (Cost $501,243,558)		761,715,982

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Money Market Funds–1.43%

Liquid Assets Portfolio –Institutional Class, 0.11%(d)	5,495,717	$5,495,717
Premier Portfolio –Institutional Class, 0.07%(d)	5,495,717	5,495,717
Total Money Market Funds (Cost $10,991,434)		10,991,434
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.77% (Cost $512,234,992)		772,707,416

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.09%

Liquid Assets Portfolio - Institutional Class, 0.11% (Cost $655,177)(d)(e)	655,177	655,177
TOTAL INVESTMENTS–100.86% (Cost $512,890,169)		773,362,593
OTHER ASSETS LESS LIABILITIES–(0.86)%		(6,581,649)
NET ASSETS–100.00%		$766,780,944

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(e)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$512,635	$(512,635)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Technology Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$761,692,264	$11,670,329	$—	$773,362,593

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $93,670,503 and $102,161,938, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$280,553,675
Aggregate unrealized (depreciation) of investment securities	(20,567,422)
Net unrealized appreciation of investment securities	$259,986,253

Cost of investments for tax purposes is $513,376,340.

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	MS-TECH-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.99%

Application Software–4.54%

Autodesk, Inc. (b)	7,795	$394,271
Monitise PLC (United Kingdom)(b)(c)	724,207	56,913
salesforce.com, inc. (b)	54,175	3,971,028
		4,422,212

Biotechnology–17.50%

Alexion Pharmaceuticals, Inc. (b)	6,163	1,216,823
Alkermes PLC (b)	53,851	3,770,647
Amgen Inc.	13,439	2,373,193
Biogen Inc. (b)	3,753	1,196,381
Celgene Corp. (b)	25,685	3,371,156
Gilead Sciences, Inc.	32,182	3,792,971
Vertex Pharmaceuticals Inc. (b)	9,751	1,316,385
		17,037,556

Broadcasting–0.86%

CBS Corp. -Class B	15,644	836,485

Cable & Satellite–3.22%

DISH Network Corp. -Class A (b)	40,551	2,620,000
Time Warner Cable Inc.	2,721	517,017
		3,137,017

Communications Equipment–4.18%

Cisco Systems, Inc.	102,454	2,911,743
Palo Alto Networks, Inc. (b)	6,233	1,158,278
		4,070,021

Consumer Electronics–4.00%

Harman International Industries, Inc.	22,904	2,465,844
Sony Corp. (Japan)	50,400	1,429,878
		3,895,722

Data Processing & Outsourced Services–5.74%

MasterCard, Inc. -Class A	33,910	3,302,834
Visa Inc. -Class A	30,327	2,284,836
		5,587,670

Fertilizers & Agricultural Chemicals–0.40%

Monsanto Co.	3,817	388,914

Health Care Equipment–1.53%

Medtronic PLC	18,981	1,487,921

Internet Retail–7.57%

Amazon.com, Inc. (b)	7,542	4,043,643
Netflix Inc. (b)	13,629	1,557,931
Priceline Group Inc. (The) (b)	1,421	1,767,113
		7,368,687

	Shares	Value

Internet Software & Services–15.05%

Alibaba Group Holding Ltd. -ADR (China)(b)	22,155	$1,735,623
Facebook Inc. -Class A (b)	52,221	4,909,296
Google Inc. -Class A (b)	7,395	4,862,213
Google Inc. -Class C (b)	2,720	1,701,659
LinkedIn Corp. -Class A (b)	7,116	1,446,398
		14,655,189

Investment Banking & Brokerage–1.29%

Charles Schwab Corp. (The)	35,995	1,255,506

Life Sciences Tools & Services–1.35%

Thermo Fisher Scientific, Inc.	9,380	1,308,791

Pharmaceuticals–5.70%

Allergan PLC (b)	11,994	3,971,813
Bristol-Myers Squibb Co.	24,030	1,577,329
		5,549,142

Semiconductor Equipment–0.93%

Lam Research Corp.	11,704	899,687

Semiconductors–8.82%

Avago Technologies Ltd. (Singapore)	19,652	2,459,251
NXP Semiconductors N.V. (Netherlands)(b)	33,425	3,241,891
ON Semiconductor Corp. (b)	65,826	699,072
Skyworks Solutions, Inc.	22,850	2,186,060
		8,586,274

Systems Software–6.43%

Check Point Software Technologies Ltd. (Israel)(b)	27,104	2,189,190
Oracle Corp.	23,509	938,950
ServiceNow, Inc. (b)	38,930	3,133,865
		6,262,005

Technology Hardware, Storage & Peripherals–8.92%

Apple Inc.	71,588	8,683,624

Wireless Telecommunication Services–0.96%

Sprint Corp. (b)	276,309	931,161
Total Common Stocks & Other Equity Interests (Cost $75,797,662)		96,363,584

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Money Market Funds–2.17%

Liquid Assets Portfolio –Institutional Class, 0.11% (d)	1,059,157	$1,059,157
Premier Portfolio –Institutional Class, 0.07% (d)	1,059,157	1,059,157
Total Money Market Funds (Cost $2,118,314)		2,118,314
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.16% (Cost $77,915,976)		98,481,898

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.08%

Liquid Assets Portfolio - Institutional Class, 0.11% (Cost $72,742)(d)(e)	72,742	$72,742
TOTAL INVESTMENTS–101.24% (Cost $77,988,718)		98,554,640
OTHER ASSETS LESS LIABILITIES–(1.24)%		(1,204,536)
NET ASSETS–100.00%		$97,350,104

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(e)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$56,916	$(56,916)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Technology Sector Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Sector Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 97,067,849	$ 1,486,791	$—	$ 98,554,640

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $12,002,169 and $16,554,930, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,534,076
Aggregate unrealized (depreciation) of investment securities	(3,968,662)
Net unrealized appreciation of investment securities	$20,565,414
Cost of investments for tax purposes is $77,989,226.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	VK-VOPP-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–97.11%

Advertising–2.51%

Omnicom Group Inc.	309,555	$22,622,279

Agricultural & Farm Machinery–1.31%

AGCO Corp.	214,707	11,811,032

Asset Management & Custody Banks–1.60%

Affiliated Managers Group, Inc. (b)	69,200	14,386,680

Auto Parts & Equipment–5.07%

Dana Holding Corp.	1,190,300	22,091,968
Gentex Corp.	1,462,400	23,515,392
		45,607,360

Building Products–2.34%

Owens Corning	468,977	21,033,619

Construction & Engineering–4.37%

AECOM (b)	1,274,290	39,286,361

Consumer Finance–3.02%

Synchrony Financial (b)	791,700	27,202,812

Diversified Banks–10.92%

Bank of America Corp.	1,513,866	27,067,924
Citigroup Inc.	533,121	31,166,253
JPMorgan Chase & Co.	525,464	36,010,048
Wells Fargo & Co.	69,825	4,040,773
		98,284,998

Electronic Components–3.39%

Belden Inc.	514,292	30,461,515

Electronic Equipment & Instruments–2.04%

FLIR Systems, Inc.	595,200	18,326,208

Electronic Manufacturing Services–2.22%

Flextronics International Ltd. (b)	1,813,900	19,971,039

Health Care Supplies–4.01%

Alere, Inc. (b)	742,200	36,078,342

Hotels, Resorts & Cruise Lines–2.75%

Carnival Corp.	464,700	24,763,863

Human Resource & Employment Services–2.19%

ManpowerGroup Inc.	217,400	19,670,352

Industrial Conglomerates–0.35%

General Electric Co.	118,845	3,101,855

Internet Software & Services–1.19%

Google Inc. -Class C (b)	17,165	10,738,596

	Shares	Value

Investment Banking & Brokerage–10.50%

E*TRADE Financial Corp. (b)	673,600	$19,143,712
LPL Financial Holdings, Inc.	995,100	46,918,965
TD Ameritrade Holding Corp.	773,400	28,406,982
		94,469,659

Life & Health Insurance–7.04%

Aflac, Inc.	237,700	15,224,685
MetLife, Inc.	382,000	21,292,680
Unum Group	748,674	26,832,476
		63,349,841

Oil & Gas Equipment & Services–3.40%

Baker Hughes Inc.	192,600	11,199,690
Halliburton Co.	57,600	2,407,104
Weatherford International PLC (b)	1,589,200	16,972,656
		30,579,450

Oil & Gas Exploration & Production–0.50%

Apache Corp.	97,300	4,462,178

Personal Products–3.47%

Nu Skin Enterprises, Inc. -Class A	787,500	31,224,375

Pharmaceuticals–2.78%

Novartis AG (Switzerland)	131,100	13,625,714
Pfizer Inc.	316,900	11,427,414
		25,053,128

Property & Casualty Insurance–3.69%

AmTrust Financial Services, Inc.	477,100	33,163,221

Regional Banks–5.90%

First Horizon National Corp.	1,321,400	20,944,190
Zions Bancorp.	1,031,100	32,160,009
		53,104,199

Semiconductor Equipment–1.93%

Lam Research Corp.	225,900	17,364,933

Semiconductors–2.29%

ON Semiconductor Corp. (b)	1,941,800	20,621,916

Steel–2.23%

Allegheny Technologies, Inc.	939,600	20,032,272

Systems Software–2.17%

Oracle Corp.	487,900	19,486,726

Technology Distributors–1.93%

CDW Corp.	484,019	17,390,803
Total Common Stocks (Cost $815,400,367)		873,649,612

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Money Market Funds–3.23%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	14,543,795	$ 14,543,795
Premier Portfolio –Institutional Class, 0.07% (c)	14,543,795	14,543,795
Total Money Market Funds (Cost $29,087,590)		29,087,590
TOTAL INVESTMENTS–100.34% (Cost $844,487,957)		902,737,202
OTHER ASSETS LESS LIABILITIES–(0.34)%		(3,061,239)
NET ASSETS–100.00%		$ 899,675,963

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2015 was $134,143,046 and $142,977,151, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$107,766,716
Aggregate unrealized (depreciation) of investment securities	(55,710,618)
Net unrealized appreciation of investment securities	$52,056,098
Cost of investments for tax purposes is $850,681,104.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.